UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter ended August 31, 2007

Item 1.           Schedule of Investments

The Reserve Fund – Primary II Fund

No holdings in portfolio as of quarter ended August 31, 2007

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS - AUGUST 31,  2007 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certificates of Deposit – 45.8%
	Domestic – 5.3%
$300,000,000	Bank of America NA, 5.45%, 11/20/07	$300,000,000
400,000,000	Deutsche Bank, 5.40%, 11/21/07	400,000,000
750,000,000	Washington Mutual Bank, 5.33%, 10/24/07	750,000,000
50,000,000	Wilmington Trust Company, 5.35%, 12/11/07	50,000,000
		1,500,000,000
	Yankees – 40.5%
400,000,000	Abbey National NA, 5.30%, 11/8/07	399,999,121
500,000,000	Barclay’s Bank PLC, 5.32%, 9/26/07	500,000,000
400,000,000	Barclay’s Bank PLC, 5.35%, 10/02/07	400,000,000
200,000,000	Barclay’s Bank PLC, 5.30%, 10/29/07	200,000,000
300,000,000	Bank of Ireland, 5.31%, 10/12/07	300,000,000
500,000,000	Bank of Montreal Chicago, 5.32%, 9/18/07	500,000,000
250,000,000	Bank of Tokyo-Mitsubishi, 5.31%, 9/4/07	250,000,000
250,000,000	Bank of Tokyo-Mitsubishi, 5.75%, 10/4/07	250,000,000
400,000,000	BNP Paribas, 5.31%, 11/9/07	400,000,000
150,000,000	Calyon, 5.32%, 11/1/07	150,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.40%, 3/17/08	200,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.33%, 11/5/07	200,000,000
300,000,000	Credit Industriel et Commercial NY, 5.32%, 9/4/07	300,000,000
100,000,000	Credit Suisse NY, 5.31%, 9/4/07	100,000,000
200,000,000	Credit Suisse NY, 5.40%, 6/11/08	200,000,000
800,000,000	Credit Suisse NY, 5.31%, 9/13/07	800,000,000
100,000,000	Credit Suisse NY, 5.42%, 10/16/07	100,000,000
500,000,000	Depfa Bank NY, 5.32%, 9/13/07	500,000,000
300,000,000	Depfa Bank NY, 5.32%, 9/14/07	300,000,000
100,000,000	Depfa Bank NY, 5.38%, 2/29/08	100,000,000
500,000,000	Deutsche Bank, 5.31%, 10/11/07	500,000,000
200,000,000	Deutsche Bank, 5.30%, 10/26/07	200,000,000
200,000,000	Deutsche Bank, 5.42%, 6/11/08	200,000,000
600,000,000	Fortis Bank NY, 5.31%, 9/13/07	600,000,000
300,000,000	HBOS Treasury Services NY, 5.30%, 1/14/08	300,000,000
500,000,000	Mizuho Corp Bank, 5.33%, 9/27/07	500,000,000
300,000,000	National Bank of Canada NY, 5.38%, 11/2/07	300,000,000
300,000,000	National Bank of Canada NY, 5.31%, 1/16/08	300,000,000
150,000,000	Norinchukin Bank, 5.32%, 10/12/07	150,000,000
400,000,000	Norinchukin Bank, 5.32%, 11/2/07	400,000,000
250,000,000	Norinchukin Bank, 5.33%, 10/16/07	250,000,000
200,000,000	Norinchukin Bank, 5.34%, 10/2/07	200,000,000
200,000,000	Norinchukin Bank, 5.36%, 12/11/07	200,000,000
100,000,000	Norinchukin Bank, 5.36%, 12/12/07	100,000,000
450,000,000	Royal Bank of Scotland NY, 5.30%, 10/3/07	450,000,000
400,000,000	Societe Generale NY, 5.33%, 11/1/07	400,000,000
175,000,000	Westpac Banking NY, 5.33%, 11/5/07	175,000,000
		11,374,999,121
	Total Negotiable Bank Certificates of Deposit (Cost $12,874,999,121)	12,874,999,121

	Asset Backed Security - 0.4%
100,000,000	Permanent Master Issuer PLC, 5.59%, 10/17/07 (Cost $100,000,000)	100,000,000

	Commercial Paper - 18.1%
100,000,000	Aspen Funding Corp, 5.30%, 9/19/07	99,779,167
50,000,000	Aspen Funding Corp, 5.30%, 11/5/07	49,543,611
75,000,000	Barton Capital LLC, 6.20%, 9/5/07	74,987,083
150,000,000	Barton Capital LLC, 5.30%, 9/7/07	149,933,750
200,000,000	Bank of Nova Scotia, 5.28%, 9/4/07	200,000,000
83,516,000	Bryant Park Funding LLC, 5.75%, 9/12/07	83,409,285
75,000,000	Bryant Park Funding LLC, 6.05%, 11/27/07	73,941,250
50,000,000	CBA (Delaware) Finance, 5.27%, 10/2/07	49,795,056

300,000,000	Curzon Funding LLC, 5.26%, 9/20/07	299,298,667
250,000,000	Curzon Funding LLC, 5.27%, 10/26/07	248,096,944
125,000,000	Curzon Funding LLC, 5.27%, 10/30/07	123,975,278
300,000,000	Curzon Funding LLC, 5.27%, 11/1/07	297,452,833
100,000,000	Erasmus Capital Corp, 6.25%, 9/4/07	100,000,000
60,000,000	Galleon Capital LLC, 5.38%, 9/7/07	59,973,125
75,000,000	Galleon Capital LLC, 5.75%, 9/13/07	74,892,188
25,000,000	Gemini Securitization LLC, 5.55%, 10/15/07	24,841,979
50,000,000	Gemini Securitization LLC, 6.20%, 10/23/07	49,578,056
75,000,000	Gemini Securitization LLC, 5.50%, 11/14/07	74,186,458
50,000,000	Gemini Securitization LLC, 6.05%, 11/29/07	49,277,361
200,000,000	Gemini Securitization LLC, 6.05%, 11/30/07	197,075,833
130,000,000	Grampian Funding LLC, 5.32%, 11/8/07	128,751,278
311,000,000	Grampian Funding LLC, 5.39%, 11/14/07	307,693,984
50,000,000	HBOS Service Sidney, 5.43%, 11/14/07	49,464,542
50,000,000	Kitty Hawk Funding Corp, 6.15%, 10/12/07	49,675,417
86,000,000	Park Avenue Receivables, 6.20%, 9/4/07	86,000,000
75,000,000	Park Avenue Receivables, 5.70%, 9/10/07	74,928,750
94,601,000	Park Avenue Receivables, 5.36%, 9/18/07	94,403,809
100,000,000	Park Avenue Receivables, 5.28%, 10/1/07	99,604,000
50,000,000	Park Avenue Receivables, 6.15%, 10/10/07	49,692,500
150,000,000	Park Avenue Receivables, 6.25%, 10/12/07	149,010,417
100,000,000	Park Avenue Receivables, 6.20%, 10/15/07	99,293,889
128,275,000	Park Avenue Receivables, 6.05%, 12/7/07	126,248,611
75,000,000	Scaldis Capital LLC, 5.71%, 9/17/07	74,845,354
50,000,000	Scaldis Capital LLC, 6.25%, 9/28/07	49,791,667
31,618,000	Scaldis Capital LLC, 5.40%, 11/9/07	31,304,982
340,000,000	Sheffield Receivables, 6.10%, 9/4/07	340,000,000
175,000,000	Sheffield Receivables, 6.20%-6.50%, 9/5/07	174,969,028
75,000,000	Sheffield Receivables, 5.75%, 9/14/07	74,880,208
75,000,000	Sheffield Receivables, 6.35%, 10/5/07	74,589,896
50,000,000	Sheffield Receivables, 6.20%, 11/5/07	49,466,111
75,000,000	Sheffield Receivables, 6.20%, 11/29/07	73,889,167
225,000,000	Tulip Funding Corp, 5.33% - 5.34%, 9/6/07	224,933,319
95,308,000	Tulip Funding Corp, 5.37%, 9/10/07	95,222,698
111,883,000	Tulip Funding Corp, 6.15%, 9/28/07	111,424,280

	Total Commercial Paper (Cost $5,070,121,831)	5,070,121,831

	Floating Rate Note - 22.2%
200,000,000	Allied Irish Bank PLC, 5.52%, 9/19/08*	200,000,000
200,000,000	American Express Centurion, 5.54%, 9/19/08*	200,000,000
300,000,000	Aust & NZ Banking, 5.33%, 7/3/08*	300,000,000
300,000,000	Bank of Ireland, 5.36%, 8/15/08*	300,000,000
400,000,000	Bank of Ireland, 5.53%, 8/19/08*	400,000,000
200,000,000	BNP Paribas, 5.35%, 5/7/08*	200,000,000
100,000,000	Calyon NY, 5.37%, 3/31/08*	99,988,994
200,000,000	Canadian Imperial Bank of Commerce, 5.38%, 11/20/07*	199,995,944
200,000,000	Fortis Bank NY, 5.34%, 7/18/08*	200,000,000
190,000,000	General Electric Cap, 5.52%, 9/23/08*	190,000,000
400,000,000	Goldman Sachs, 5.36%, 8/22/08*	400,000,000
350,000,000	HBOS Treasury Services PLC, 5.30%, 9/5/08*	350,000,000
400,000,000	KBC Bank NV NY, 5.37%, 11/21/07*	399,983,565
230,000,000	Merrill Lynch, 5.31%, 8/22/08*	230,000,000
250,000,000	Merrill Lynch, 5.34%, 8/22/08*	250,000,000
200,000,000	Morgan Stanley, 5.38%, 3/27/08*	200,000,000
225,000,000	Natexis Banques Populaires, 5.40%, 11/19/07*	224,990,997
275,000,000	Natexis Banques Populaires, 5.35%, 9/8/08*	275,000,000
275,000,000	Northern Rock PLC, 5.34%, 10/22/07*	275,000,000
500,000,000	Royal Bank of Canada, 5.31%, 8/29/08*	500,000,000
145,000,000	Skandinaviska Enskilda Banken, 5.33%, 9/8/08*	145,000,000
200,000,000	Svenska Handelsbanken, 5.48%, 9/19/08*	200,000,000
500,000,000	Unicredito Italiano SpA, 5.63%, 9/12/08*	500,000,000

	Total Floating Rate Notes (Cost $6,239,959,500)	6,239,959,500

	Repurchase Agreements – 17.2%
25,000,000	Bank of America, 5.42%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $25,015,042 (collateralized by CBND 5.40% to 6.95% due 3/2/11 to 11/1/14 valued at 26,250,000)		25,000,000

1,850,000,000	Bear Stearns & Co., Inc., 5.53% to 5.54%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $1,850,676,222 (collateralized by FGPC 5.00% to 7.50% due 5/1/18 to 9/1/37 valued at $969,303,246, FMPC 9.25% due 1/1/13 valued at $204,502, FNMS 4.00% to 8.50% due 8/1/13 to 6/1/47 valued at $935,995,574)		1,850,000,000

1,200,000,000	Citigroup Global Markets, 5.43% to 5.48%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $1,200,726,111 (collateralized by ABS 0.00% due 8/15/22 valued at $32,265,119, CBND 4.00% to 8.50% due 3/1/08 to 3/29/50 valued at $629,356,865, MNI 0.001% due 09/22/36 to 08/20/37 valued at $363,690,987, MTN 4.00% due 1/15/09 valued at $38,377,016, TRR 0.001% due 2/9/17 to 4/25/37 valued at $209,255,354)		1,200,000,000

750,000,000	Goldman Sachs, 5.50%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $750,457,917 (collateralized by WLR 0.00% due 3/1/09 to 8/6/46 valued at $765,000,002)		750,000,000

1,000,000,000	Morgan Stanley, 5.54%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $1,000,615,000 (collateralized by WLR valued at $1,176,409,968)		1,000,000,000

	Total Repurchase Agreements (Cost $4,825,000,000)		4,825,000,000

	Total Investments (Cost+ $29,110,080,452)	103.70%	29,110,080,452
	Liabilities in Excess of Other Assets	(3.70)	(1,052,021,611)
	Net Assets	100.00%	$28,058,058,841

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2007 (Unaudited)

Principal
Amount			Value
	Government Agency Notes– 33.3%
$200,000,000	Federal Farm Credit Bank, 5.25%, 2/23/09		$200,000,000
200,000,000	Federal Home Loan Bank, 5.24%, 2/11/09		199,925,818
100,000,000	Federal Home Loan Bank, 5.27%, 2/20/09		100,000,000
100,000,000	Federal Home Loan Bank, 5.32%, 8/15/08		100,000,000
300,000,000	Federal Home Loan Bank, 5.35% - 5.37%, 2/23/09		299,978,283
110,000,000	Federal Home Loan Bank, 5.38%, 6/18/08		109,977,473
200,000,000	Federal Home Loan Bank, 5.38%, 8/12/08		200,000,000
100,000,000	Federal Home Loan Bank, 5.38%, 8/21/08		100,000,000
250,000,000	Federal Home Loan Bank, 5.40%, 1/5/09		249,772,788
100,000,000	Federal Home Loan Bank, 5.40%, 8/20/08		100,000,000
100,000,000	Federal Home Loan Bank, 5.44%, 2/18/09		100,000,000
250,000,000	Federal Home Loan Mortgage Corporation, 5.20%, 9/30/08		249,867,766
100,000,000	Federal Home Loan Mortgage Corporation, 5.32%, 9/5/08		100,000,000
100,000,000	Federal Home Loan Mortgage Corporation, 5.35%, 3/26/08		100,000,000
85,679,000	Federal National Mortgage Association, 3.25%, 1/15/08		85,067,214
150,000,000	Federal National Mortgage Association, 5.30%, 1/8/08		150,000,000
173,000,000	Federal National Mortgage Association, 5.40%, 2/1/08		173,071,671

	Total Government Agency Notes (Cost $2,617,661,013)		2,617,661,013

	Repurchase Agreements – 66.6%
50,000,000	Barclays Capital, Inc., 5.35%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $50,029,722 (collateralized by FNRM 5.00% due 2/25/28 valued at $51,500,000)		50,000,000
900,000,000	Barclays Capital, Inc., 5.35%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $900,535,000 (collateralized by FGRA 5.72% to 5.92% due 11/15/31 to12/15/36 valued at $200,252,650, FGRM 4.00% to 6.00% due 12/15/16 to 7/15/36 valued at $291,128,232, FNRA 5.82% to 5.83% due 10/25/31 to 3/25/36 valued at $89,123,147, FNRM 4.00% to 6.00% due 6/25/17 to 7/25/35 valued at $263,168,771, FNST 5.50% due 5/1/37 valued at $10,795,601, GNRA 5.62% due 5/16/37 valued at $72,531,599)		900,000,000
1,855,000,000	Bear Stearns & Co., Inc., 5.38%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $1,856,108,878 (collateralized by FGRM 0.00% to 12.00% due 4/15/08 to 6/15/37 valued at $434,436,390, FMRM 0.00% due 7/15/21 valued at $511,880, FNMA 5.70% to5.72% due 12/25/35 to 1/25/36 valued at $466,527,440, FNRA 0.00% due 4/25/36 to 10/25/36 valued at $484,352,834, FNRM 0.00% due 11/25/15 to 8/25/37 valued at $524,020,666, FNR2 0.00% due 4/25/22 to 10/25/22 valued at $3,864, GNRM 5.50% due 5/16/37 valued at $798,867)		1,855,000,000
400,000,000	Countrywide Securities, 5.40%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $400,240,000 (collateralized by FGPC 6.00% due 8/1/47 valued at $62,529,588, FMAR 5.98% due 8/1/37 valued at $50,413,743, FNDN 0.00% due 9/25/07 valued at $2,033,064, FNMS 6.50% due 7/1/3727 to 8/1/37 valued at $185,314,433, FNST 0.00% to 6.00% due 7/1/33 to 5/1/37 valued at $108,283,576, GNII 5.50% due 5/20/37 valued at $3,154,059, TRIN 2.38% due 1/15/17 valued at 249,163)		400,000,000
1,000,000,000	Deutsche Bank Securities Inc., 5.40%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $1,000,600,000 (collateralized by FGRA 0.00% to 6.62% due 6/15/20 to 6/15/37 valued at $183,520,924, FGRM 5.00% to 6.00% due 9/15/26 to 5/15/37 valued at $258,463,946, FNMS 4.50% to 7.00% due 6/1/20 to 9/1/37 valued at $588,015,131)		1,000,000,000
800,000,000	Greenwich Capital Market, Inc., 5.35%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $800,475,556 (collateralized by FGSI 0.00% due 3/1/21 to 6/15/37 valued at $292,017,562, FNST 0.00% due 2/1/17 to 7/1/37 valued at $531,984,498)		800,000,000
200,000,000	HSBC Securities Inc., 5.35%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $200,118,889 (collateralized by FGSI 0.00% due 4/15/37 valued at $4,581,740, FGSP 0.00% due 4/15/37 valued at $14,216,423, FNRM 5.00% to 6.50% due 10/25/16 to 6/25/34 valued at $89,294,918, FNST 0.00% due 7/1/37 valued at $97,907,647)		200,000,000
28,000,000	State Street Bank & Trust, 4.80%, dated 8/31/07, due 9/4/07, repurchase proceeds at maturity $28,014,933 (collateralized by FHLB 3.63% due 1/15/08 valued at $28,841,093)		28,000,000

	Total Repurchase Agreements (Cost $5,233,000,000)		5,233,000,000

	Total Investments (Cost+ $7,850,661,013)	99.9%	7,850,661,013
	Other Assets less Liabilities	0.1	11,226,923
	Net Assets	100.0%	$7,861,887,936

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2007 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 100.3%
$340,000,000	U.S. Treasury Bill, 4.71%, 9/6/07		$339,908,198
5,000,000	U.S. Treasury Bill, 4.64%, 9/13/07		4,994,363
161,000,000	U.S. Treasury Bill, 4.49%, 9/20/07		160,677,151
194,000,000	U.S. Treasury Bill, 4.68%, 9/27/07		193,574,449
51,000,000	U.S. Treasury Bill, 4.87%, 10/4/07		50,805,625
16,000,000	U.S. Treasury Bill, 4.82%, 11/1/07		15,894,311
195,000,000	U.S. Treasury Bill, 4.77%, 11/8/07		193,590,403
104,000,000	U.S. Treasury Bill, 4.73%, 11/15/07		103,100,300
103,000,000	U.S. Treasury Bill, 2.85%, 11/23/07		102,188,067
50,000,000	U.S. Treasury Bill, 4.60%, 11/29/07		49,575,972
122,000,000	U.S. Treasury Bill, 4.85%, 1/10/08		120,342,044
107,000,000	U.S. Treasury Bill, 4.80%, 1/31/08		105,276,608
25,000,000	U.S. Treasury Bill, 4.73%, 2/7/08		24,523,333
1,000,000	U.S. Treasury Bill, 3.95%, 2/21/08		981,441
406,000,000	Cash Management Bill, 3.90% - 4.90%, 9/17/07		405,391,889
	Total U.S. Treasury Bills (Cost $1,870,824,154)		1,870,824,154

	Total Investments (Cost+ $1,870,824,154)	100.3%	1,870,824,154
	Liabilities in Excess of Other Assets	(0.3)	(5,041,144)
	Net Assets	100.0%	$1,865,783,010

THE RESERVE FUND - RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31,2007 (Unaudited)

Principal
Amount			Value
	REPURCHASE AGREEMENTS – 99.7%
$18,200,000	Bear Stearns & Co. Inc., 5.38% dated 8/31/07 due 9/4/07, repurchase proceeds at maturity $18,210,880 (collateralized by GNM2 at 6.00% to 6.38% due 3/20/27 to 7/20/37 valued at $14,541,631, FFAR at 0.00% due 1/25/12 valued at $1,477,095, FNDM at 0.00% due 9/4/07 valued at $2,109,061, FRP1 at 11.00% to 12.00% due 9/17/16 to 11/17/19 valued at $621,068)		$18,200,000

	Total Repurchase Agreements (Cost $18,200,000)		18,200,000

	Total Investments (Cost +$18,200,000)	99.7%	18,200,000
	Other Assets less Liabilities	0.3	42,507
	Nets Assets	100.0%	$18,242,507

GLOSSARY

ABS	Asset Backed Security
CBND	Corporate Bond
FGPC	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA	FHLMC Adjustable Rate REMIC
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI	FHLMC Gold Strip - Interest
FGSP	Freddie Mac Gold Strips - Principal Only
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FMPC	FHLMC Pool Coupon
FMRM	Freddie Mac Remics Fixed Rate
FNDM	Federal National Mortgage Discount Mortgage
FNDN	Federal National Mortgage Discount Note
FNMA	Federal National Mortgage Association
FNMS	Federal Mortgage-Backed Pass-Through Securities
FNR2	Fannie Mae REMIC Second Issuance
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST	FNMA Strips
FRP1	FHLMC REMIC Pool First Issuance
GNM2	Government National Mortgage Association Second Issuance
GNMA	Government National Mortgage Association
GNRA	Government National REMIC Adjustable
GNRM	GNMA Pass-Through Floating Rate Securities
MNI	Whole Loan Trust Receipts (Mortgage Backed Note Interest) (not securitized)
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TRIN	Treasury Inflation Index Note/Bond
TRR	Trust Receipts
WLR	Whole Loan Repurchase Agreement

* Variable Rate Instrument as reported on August 31, 2007.

+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 30, 2007

*  Print the name and title of each signing officer under his or her signature.